STRATEGIC ADVANTAGE AND STRATEGIC ADVANTAGE II

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
issued by
Security Life of Denver Insurance Company
and its
Security Life Separate Account L1

Supplement dated April 29, 2005, to the Prospectus dated May 1, 2002

  This supplement updates certain information contained in your May 1, 2002, prospectus, as amended on May 31, 2002, May 1, 2003, June 27, 2003, August 21, 2003, October 24, 2003, April 5, 2004, May 5, 2004, August 18, 2004, October 1, 2004, January 14, 2005, and January 20, 2005. Please read it carefully and keep it with your prospectus for future reference.

______________________________________________________________________

IMPORTANT INFORMATION REGARDING FUND ADDITIONS

Effective April 29, 2005, the following funds will be added as available subaccounts through your Policy:

Fidelity® VIP Contrafund® Portfolio (Service Class)	ING UBS U.S. Allocation Portfolio (Class S)
Fidelity® VIP Equity-Income Portfolio (Service Class)	ING Van Kampen Growth and Income Portfolio (Class S)
Fidelity® VIP High Income Portfolio (Service Class)	ING American Century Large Company Value Portfolio (Initial Class)
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)
ING American Century Select Portfolio (Initial Class)
ING AIM Mid Cap Growth Portfolio (Class S)	ING American Century Small Cap Value Portfolio (Initial Class)
ING Alliance Mid Cap Growth Portfolio (Class I)	ING Baron Small Cap Growth Portfolio (Initial Class)
ING Evergreen Health Sciences Portfolio (Class S)	ING Fundamental Research Portfolio (Initial Class)
ING Evergreen Omega Portfolio (Class I)	ING Oppenheimer Global Portfolio (Initial Class)
ING FMRSM Earnings Growth Portfolio (Class I)	ING Oppenheimer Strategic Income Portfolio (Service Class)
ING JP Morgan Value Opportunities Portfolio (Class S)	ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)
ING Julius Baer Foreign Portfolio (Class I)
ING Limited Maturity Bond Portfolio (Class S)	ING UBS U.S. Large Cap Equity Portfolio (Initial Class)
ING Marsico International Opportunities Portfolio (Class S)	ING VP High Yield Bond Portfolio (Class I)
ING Mercury Large Cap Growth Portfolio (Class S)	ING VP Real Estate Portfolio (Class S)
ING MFS Utilities Portfolio (Class S)	Neuberger Berman AMT Socially Responsive Portfolio (Class I)
ING Oppenheimer Main Street Portfolio® (Class I)
ING Pioneer Fund Portfolio (Class S)
ING Pioneer Mid Cap Value Portfolio (Class I)

More information about these new funds is contained in the tables below.

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  Fund Fees and Charges.[1] The following table shows the investment advisory fees and other expenses charged annually by each fund available through your policy, including the new funds listed above. Fund fees are one of the factors that impact the value of a fund share. To learn about additional factors, please see the fund prospectuses. The following figures are a percentage of the average net assets of each fund as of December 31, 2004.

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
AIM V.I. Capital Appreciation Fund (Series I) [2]	0.61%	--	0.30%	0.91%	--	0.91%
AIM V.I. Core Stock Fund (Series I) [2,3]	0.75%	--	0.46%	1.21%	0.06%	1.15%
AIM V.I. Government Securities Fund (Series I) [2,4]	0.47%	--	0.40%	0.87%	--	0.87%
AIM V.I. Health Sciences Fund (Series I) [2,5]	0.75%	--	0.36%	1.11%	0.01%	1.10%
AIM V.I. High Yield Fund (Series I) [2]	0.62%	--	0.42%	1.04%	--	1.04%
AIM V.I. Small Company Growth Fund (Series I) [2,5]	0.75%	--	0.61%	1.36%	0.06%	1.30%
AIM V.I. Total Return Fund (Series I) [2,5]	0.75%	--	1.08%	1.83%	0.53%	1.30%
AIM V.I. Utilities Fund (Series I) [2]	0.60%	--	0.41%	1.01%	--	1.01%
Alger American Growth Portfolio (Class O)	0.75%	--	0.10%	0.85%	--	0.85%
Alger American Leveraged AllCap Portfolio (Class O)	0.85%	--	0.12%	0.97%	--	0.97%
Alger American MidCap Growth Portfolio (Class O)	0.80%	--	0.12%	0.92%	--	0.92%
American Funds Insurance Series - Growth Fund (Class 2)	0.35%	0.25%	0.01%	0.61%	--	0.61%
American Funds Insurance Series - Growth-Income Fund (Class 2)	0.29%	0.25%	0.02%	0.56%	--	0.56%
American Funds Insurance Series - International Fund (Class 2)	0.54%	0.25%	0.05%	0.84%	--	0.84%
Fidelity® VIP Asset ManagerSM Portfolio (Initial Class)	0.53%	--	0.12%	0.65%	--	0.65%
Fidelity® VIP Contrafund® Portfolio (Service Class)	0.57%	0.10%	0.11%	0.78%	--	0.78%
Fidelity® VIP Equity-Income Portfolio (Service Class)	0.47%	0.10%	0.11%	0.68%	--	0.68%
Fidelity® VIP Growth Portfolio (Initial Class)	0.58%	--	0.10%	0.68%	--	0.68%
Fidelity® VIP High Income Portfolio (Service Class)	0.58%	0.10%	0.13%	0.81%	--	0.81%
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	0.43%	--	0.13%	0.56%	--	0.56%
Fidelity® VIP Overseas Portfolio (Initial Class)	0.72%	--	0.19%	0.91%	--	0.91%
ING AIM Mid Cap Growth Portfolio (Class S) [6,7]	0.66%	--	0.26%	0.92%	--	0.92%
ING Alliance Mid Cap Growth Portfolio (Class I) [8,9]	0.77%	--	0.01%	0.78%	--	0.78%
ING Evergreen Health Sciences Portfolio (Class S) [10]	0.75%	--	0.25%	1.00%	--	1.00%
ING Evergreen Omega Portfolio (Class I) [11]	0.60%	--	--	0.60%	--	0.60%
ING FMRSM Earnings Growth Portfolio (Class I) [12,13]	0.62%	--	0.15%	0.77%	0.02%	0.75%

135856	Page 2 of 17	April 2005

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING Global Resources Portfolio (Class I) [14]	0.66%	--	0.01%	0.67%	--	0.67%
ING JP Morgan Small Cap Equity Portfolio (Class I) [8,9,15]	0.90%	--	--	0.90%	0.03%	0.87%
ING JP Morgan Value Opportunities Portfolio (Class S) [16,17]	0.40%	--	0.40%	0.80%	0.02%	0.78%
ING Julius Baer Foreign Portfolio (Class I) [14]	0.96%	--	--	0.96%	--	0.96%
ING Legg Mason Value Portfolio (Class I) [9,14]	0.80%	--	0.01%	0.81%	--	0.81%
ING Limited Maturity Bond Portfolio (Class S) [6]	0.28%	--	0.25%	0.53%	--	0.53%
ING Liquid Assets Portfolio (Class I) [14]	0.27%	--	0.02%	0.29%	--	0.29%
ING Marsico Growth Portfolio (Class I) [9,14]	0.77%	--	0.01%	0.78%	--	0.78%
ING Marsico International Opportunities Portfolio (Class S) [16,17]	0.54%	--	0.42%	0.96%	0.03%	0.93%
ING Mercury Focus Value Portfolio (Class I) [14,15]	0.80%	--	--	0.80%	0.05%	0.75%
ING Mercury Large Cap Growth Portfolio (Class S) [6,18]	0.80%	--	0.25%	1.05%	0.05%	1.00%
ING MFS Mid Cap Growth Portfolio (Class I) [9,14,19]	0.64%	--	--	0.64%	--	0.64%
ING MFS Total Return Portfolio (Class I) [9,14]	0.64%	--	--	0.64%	--	0.64%
ING MFS Utilities Portfolio (Class S) [16,17]	0.60%	--	0.40%	1.00%	--	1.00%
ING Oppenheimer Main Street Portfolio® (Class I) [9,14]	0.64%	--	--	0.64%	--	0.64%
ING Pioneer Fund Portfolio (Class S) [20]	0.75%	--	0.26%	1.01%	--	1.01%
ING Pioneer Mid Cap Value Portfolio (Class I) [21]	0.75%	--	0.01%	0.76%	--	0.76%
ING Salomon Brothers Investors Portfolio (Class I) [14]	0.74%	--	0.01%	0.75%	--	0.75%
ING Stock Index Portfolio (Class I) [14]	0.27%	--	--	0.27%	--	0.27%
ING T. Rowe Price Capital Appreciation Portfolio (Class I) [9,14]	0.66%	--	0.01%	0.67%	--	0.67%
ING T. Rowe Price Equity Income Portfolio (Class I) [9,14]	0.66%	--	0.01%	0.67%	--	0.67%
ING UBS U.S. Allocation Portfolio (Class S) [6,18]	0.75%	--	0.26%	1.01%	0.02%	0.99%
ING Van Kampen Equity Growth Portfolio (Class I) [14]	0.65%	--	--	0.65%	--	0.65%
ING Van Kampen Growth and Income Portfolio (Class S) [6,7]	0.66%	--	0.26%	0.92%	--	0.92%
ING American Century Large Company Value Portfolio (Initial Class)	0.80%	--	0.20%	1.00%	--	1.00%
ING American Century Select Portfolio (Initial Class) [22]	0.64%	--	0.02%	0.66%	--	0.66%
ING American Century Small Cap Value Portfolio (Initial Class) [23]	1.00%	--	0.40%	1.40%	0.10%	1.30%
ING Baron Small Cap Growth Portfolio (Initial Class) [23]	0.85%	--	0.40%	1.25%	0.05%	1.20%

135856	Page 3 of 17	April 2005

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING Fundamental Research Portfolio (Initial Class)	0.60%	--	0.20%	0.80%	--	0.80%
ING JP Morgan Mid Cap Value Portfolio (Initial Class)	0.75%	--	0.35%	1.10%	--	1.10%
ING Oppenheimer Global Portfolio (Initial Class) [22]	0.60%	--	0.06%	0.66%	--	0.66%
ING Oppenheimer Strategic Income Portfolio (Service Class) [24]	0.50%	--	0.29%	0.79%	0.04%	0.75%
ING PIMCO Total Return Portfolio (Initial Class)	0.50%	--	0.35%	0.85%	--	0.85%
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)	0.69%	--	0.13%	0.82%	--	0.82%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class) [22]	0.64%	--	0.02%	0.66%	--	0.66%
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	0.70%	--	0.15%	0.85%	--	0.85%
ING Van Kampen Comstock Portfolio (Initial Class) [23]	0.60%	--	0.35%	0.95%	0.07%	0.88%
ING Van Kampen Equity and Income Portfolio (Initial Class) [22]	0.55%	--	0.02%	0.57%	--	0.57%
ING VP Intermediate Bond Portfolio (Class I) [25]	0.40%	--	0.08%	0.48%	--	0.48%
ING VP Strategic Allocation Balanced Portfolio (Class I) [25,26]	0.60%	--	0.10%	0.70%	--	0.70%
ING VP Strategic Allocation Growth Portfolio (Class I) [25,26]	0.60%	--	0.10%	0.70%	--	0.70%
ING VP Strategic Allocation Income Portfolio (Class I) [25,26]	0.60%	--	0.10%	0.70%	0.05%	0.65%
ING VP Index Plus LargeCap Portfolio (Class I) [25,26]	0.35%	--	0.09%	0.44%	--	0.44%
ING VP Index Plus MidCap Portfolio (Class I) [25,26]	0.40%	--	0.09%	0.49%	--	0.49%
ING VP Index Plus SmallCap Portfolio (Class I) [25,26]	0.40%	--	0.09%	0.49%	--	0.49%
ING VP High Yield Bond Portfolio (Class I) [27,28]	0.63%	--	0.25%	0.88%	0.07%	0.81%
ING VP MagnaCap Portfolio (Class I) [28,29]	0.75%	--	0.29%	1.04%	0.14%	0.90%
ING VP MidCap Opportunities Portfolio (Class I) [28,29]	0.75%	--	0.21%	0.96%	0.02%	0.94%
ING VP Real Estate Portfolio (Class S) [30,31]	0.80%	--	0.70%	1.50%	0.20%	1.30%
ING VP SmallCap Opportunities Portfolio (Class I) [27,28]	0.75%	--	0.19%	0.94%	0.04%	0.90%
Janus Aspen International Growth Portfolio (Service Shares) [32,33]	0.64%	0.25%	0.04%	0.93%	--	0.93%
Neuberger Berman AMT Growth Portfolio (Class I) [34]	0.85%	--	0.11%	0.96%	--	0.96%
Neuberger Berman AMT Limited Maturity Bond Portfolio (Class I) [34]	0.65%	--	0.08%	0.73%	--	0.73%
Neuberger Berman AMT Socially Responsive Portfolio (Class I) [34,35]	0.85%	--	0.89%	1.74%	0.24%	1.50%
Pioneer Mid Cap Value VCT Portfolio (Class I)	0.65%	--	0.07%	0.72%	--	0.72%
Pioneer Small Cap Value VCT Portfolio (Class I) [36]	0.75%	--	0.55%	1.30%	0.05%	1.25%

135856	Page 4 of 17	April 2005

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
Putnam VT Growth and Income Fund (Class IB Shares)	0.48%	0.25%	0.06%	0.79%	--	0.79%
Putnam VT New Opportunities Fund (Class IB Shares)	0.60%	0.25%	0.09%	0.94%	--	0.94%
Putnam VT Small Cap Value Fund (Class IB Shares)	0.77%	0.25%	0.10%	1.12%	--	1.12%
Putnam VT Voyager Fund (Class IB Shares)	0.56%	0.25%	0.08%	0.89%	--	0.89%
Van Eck Worldwide Bond Fund	1.00%	--	0.27%	1.27%	--	1.27%
Van Eck Worldwide Emerging Markets Fund [37]	1.00%	--	0.39%	1.39%	--	1.39%
Van Eck Worldwide Hard Assets Fund	1.00%	--	0.20%	1.20%	--	1.20%
Van Eck Worldwide Real Estate Fund [37]	1.00%	--	0.45%	1.45%	--	1.45%

[1]

  Each Fund deducts management fees from the amounts allocated to the Funds. In addition, each Fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and Policy owner services provided on behalf of the Fund. Furthermore, certain Funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares. For a more complete description of the Funds' fees and expenses, review each Fund's prospectus.

  The Company, or its U.S. affiliates, receives from each of the Funds or the Funds' affiliates varying levels and types of revenue with respect to each of the Funds available through the Policy. In terms of the total dollar amounts received, the greatest amount of revenue comes from assets allocated to Funds managed by ING Investments, LLC or other Company affiliates, which Funds may or may not also be subadvised by another Company affiliate. Assets allocated to Funds managed by a Company affiliate, Directed Services, Inc., for example, but which are subadvised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated Funds generate the least amount of revenue.

  Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in Funds advised by Company affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the policies and other products issued by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the Policies.

[2]

  The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items as discussed in the fund's prospectus) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds except for AIM V.I. High Yield Fund and to 1.05% of average daily net assets for AIM V.I. High Yield Fund. The expense limitation agreements are in effect through April 30, 2006. Please refer to the fund's prospectus for more detailed information.

[3]

  Effective January 1, 2005 through December 31, 2009, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement. (See "Fund Management-Advisor Compensation" in the Fund's prospectus.)

[4]	Other Expenses includes interest expense of 0.09%.

[5]

  Effective January 1, 2005 through June 30, 2006, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement. (See "Fund Management-Advisor Compensation" in the Fund's prospectus.)

[6]

  The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

135856	Page 5 of 17	April 2005

[7]

  A portion of the brokerage commissions that the ING AIM Mid Cap Growth, and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Voluntary Management fee waiver the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.87%, and 0.90%, respectively. This arrangement may be discontinued at any time.

[8]

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Because the Class I shares for these Portfolios had not commenced operations as of December 31, 2004, expenses are based on each Portfolio's actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI), as adviser to each Portfolio, has agreed. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses.

[9]

  A portion of the brokerage commissions that the ING Alliance Mid Cap Growth, ING JPMorgan Small Cap Equity, ING Legg Mason Value, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Total Return, ING Oppenheimer Main Street, ING T. Rowe Price Capital Appreciation, and ING T. Rowe Price Equity Income Portfolios pay is used to reduce each Portfolio's expenses. Including those reductions and the MFS Voluntary Management fee waiver, the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.74%, 0.87%, 0.81%, 0.75%, 0.62%, 0.63%, 0.60%, 0.65%, and 0.66%, respectively. This arrangement may be discontinued at any time.

[10]

  The amounts shown are estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are based on estimated amounts for the current fiscal year as it had not had a full year of operations as of December 31, 2004. Other Expenses for this Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses.

[11]

  The amounts shown are estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for this Portfolio are based on estimated amounts as Class I shares had not commenced operations as of December 31, 2004 and Class S shares had not had a full year of operations as of December 31, 2004. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses.

[12]

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for these Portfolios are estimated as they had not commenced operations as of December 31, 2004. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for each Portfolio. Other Expenses for each Portfolio are estimated because it did not have a full calendar year of operations as of December 31, 2004 (the Portfolios' fiscal year end).

[13]

  Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to ING FMR Earnings Growth, and ING Marsico International Opportunities Portfolios, under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

[14]

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI, as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses.

[15]

  Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for each Portfolio would equal 0.03% for ING JPMorgan Small Cap Equity Portfolio; and 0.05% for ING Mercury Focus Value Portfolio. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

[16]

  The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for this Portfolio. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

135856	Page 6 of 17	April 2005

[17]

  Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to these Portfolios under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

[18]

  Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for each Portfolio would equal 0.05% for ING Mercury Large Cap Growth Portfolio; and 0.02% for ING UBS U.S. Allocation Portfolio. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

[19]

  Directed Services, Inc. (DSI) has voluntarily agreed to waive a portion of its management fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the Net Annual Fund Operating Expenses for the Portfolio for the year ended December 31, 2004 would have been 0.62%. This arrangement may be discontinued by DSI at any time.

[20]

  The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

[21]

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for these Portfolios are estimated as they had not commenced operations as of December 31, 2004. Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses. Other Expenses for each Portfolio are estimated because it did not have a full calendar year of operations as of December 31, 2004 (the Portfolios' fiscal year end).

[22]

  Effective December 1, 2004, Management (Advisory) Fees were restated to reflect a decrease as follows: from 0.80% to 0.64% for ING American Century Select Portfolio; from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio; and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio. Effective December 1, 2004, the administrative fees (included in Other Expenses) were restated to reflect an increase/decrease as follows: from 0.20% to 0.02% for ING American Century Select Portfolio, ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING Van Kampen Equity and Income Portfolio; and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

[23]

  The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for ING American Century Small Cap Value Portfolio, ING Baron Small Cap Growth Portfolio, and ING Van Kampen Comstock Portfolios so that the Net Annual Fund Operating Expenses for these Portfolios shall not exceed 1.30%, 1.20%, and 0.88%, respectively, through May 1, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 1.40% for ING American Century Small Cap Value, 1.25% for ING Baron Small Cap Growth and 0.95% for ING Van Kampen Comstock Portfolios.

[24]

  Based on estimated expenses for the current fiscal year. Other Expenses include a Shareholder Services fee of 0.25%. The Distributor of the Fund has contractually agreed to waive all or a portion of its Shareholder Services fee and/or reimburse the Shareholder Services fee for the Portfolio so that Net Annual Fund Operating Expenses do not exceed 0.75% through April 30, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 0.79%.

[25]

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio. ING Funds Services, LLC receives an annual administrative fee (included in Other Expenses) equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

[26]

  ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers under Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

[27]

  The amounts shown are the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year.

135856	Page 7 of 17	April 2005

[28]

  ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. For each Portfolio, the expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

[29]

  The amounts shown are the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. With the exception of ING VP Financial Services Portfolio, ING VP LargeCap Growth Portfolio and ING VP Real Estate Portfolio, these estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. For ING VP Financial Services Portfolio and ING VP Real Estate Portfolio, which have not had a full year of operations, as of December 31, 2004, expenses are based on estimated amounts for the current fiscal year. For ING VP LargeCap Growth Portfolio, which had not commenced operations as of December 31, 2004, expenses are based on the Portfolio's actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to the Portfolio, has agreed.

[30]

  The amounts shown are the estimated operating expenses for Class S shares of ING VP Real Estate Portfolio based on the Portfolio's actual operating expenses for Class I shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to the Portfolio, has agreed for the Portfolio. For the ING VP Real Estate Portfolio, which has not had a full year of operations, expenses are based on estimated amounts for the current fiscal year. The estimated operating expenses for the Class S shares are based on a ratio of expenses to average daily net assets.

[31]

  Other Expenses include a Shareholder Services Fee of 0.25%. ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of expenses proposed to be waived during the current fiscal year by ING Investments, LLC for ING VP Real Estate Portfolio is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

[32]

  All of the fees and expense shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the portfolios' management fees effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.

[33]

  Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

[34]

  Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2008 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Growth and Limited Maturity Bond Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Growth and Limited Bond Portfolio's average daily net asset value; and 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

[35]

  NBMI has voluntarily committed to waive fees and/or reimburse expenses for an additional 0.20% of the average daily net asset value of the Socially Responsive Portfolio to maintain the Portfolio's net operating expense ratio at 1.30%. NBMI can, at its sole discretion, on at least 30 days' notice terminate this voluntary waiver and/or reimbursement commitment.

[36]

  The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% (Pioneer Emerging Markets VCT Portfolio), 1.50% (Pioneer Europe VCT Portfolio), and 1.25% (Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio, and Pioneer Strategic Income VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

[37]

  Net effect of expense waivers, brokerage arrangements and custodian fee arrangements to average net assets for the period ended December 31, 2004 was 0.03% for the Van Eck Worldwide Emerging Markets Fund and 0.25% for the Van Eck Worldwide Real Estate Fund. Including these expense waivers and arrangements, the "Total Net Annual Fund Expenses" for each fund would have been 1.36% and 1.20%, respectively.

135856	Page 8 of 17	April 2005

  Fund Investment Advisers and Investment Objectives. The following information lists the investment advisers and subadvisers and information regarding the investment objectives of the funds available through your policy, including the new funds referenced above. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each Fund.

  There is no assurance that the stated objectives and policies of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

Fund Name	Investment Adviser/Subadviser	Investment Objective
AIM V.I. Capital Appreciation Fund (Series I)	Investment Adviser:	Seeks growth of capital.
A I M Advisors, Inc.
AIM V.I. Core Stock Fund (Series I)	Investment Adviser:	Seeks to provide a high total return.
A I M Advisors, Inc.
Subadviser:
INVESCO Institutional (N.A.), Inc.
AIM V.I. Government Securities Fund (Series I)	Investment Adviser:	Seeks to achieve a high level of current income.
A I M Advisors, Inc.
AIM V.I. Health Sciences Fund (Series I) Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed AIM V.I. Global Health Care Fund.	Investment Adviser:	Seeks capital growth.
A I M Advisors, Inc.
AIM V.I. High Yield Fund (Series I)	Investment Adviser:	Seeks to achieve a high level of current income.
A I M Advisors, Inc.
AIM V.I. Small Company Growth Fund (Series I)	Investment Adviser:	Seeks long-term capital growth.
A I M Advisors, Inc.
AIM V.I. Total Return Fund (Series I)	Investment Adviser:	Seeks to provide high total return.
A I M Advisors, Inc.
Subadviser:
INVESCO Institutional (N.A.), Inc.
AIM V.I. Utilities Fund (Series I)	Investment Adviser:	Seeks capital growth and current income.
A I M Advisors, Inc.
Alger American Growth Portfolio (Class O)	Investment Adviser:	Seeks long-term capital appreciation.
Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio (Class O)	Investment Adviser:	Seeks long-term capital appreciation.
Fred Alger Management, Inc.
Alger American MidCap Growth Portfolio (Class O)	Investment Adviser:	Seeks long-term capital appreciation.
Fred Alger Management, Inc.
American Funds Insurance Series - Growth Fund (Class 2)	Investment Adviser:	Seeks growth of capital.
Capital Research and Management Company

135856	Page 9 of 17	April 2005

Fund Name	Investment Adviser/Subadviser	Investment Objective
American Funds Insurance Series - Growth-Income Fund (Class 2)	Investment Adviser:	Seeks capital growth and income over time.
Capital Research and Management Company
American Funds Insurance Series - International Fund (Class 2)	Investment Adviser:	Seeks growth of capital over time.
Capital Research and Management Company
Fidelity® VIP Asset ManagerSM Portfolio (Initial Class)	Investment Adviser:	Seeks to obtain high total return.
Fidelity Management & Research Company
Subadvisers:
Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; Fidelity Investments Money Management, Inc.; FMR Co., Inc.
Fidelity® VIP Contrafund® Portfolio (Service Class)	Investment Adviser:	Seeks long-term capital appreciation.
Fidelity Management & Research Company
Subadvisers:
Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.
Fidelity® VIP Equity-Income Portfolio (Service Class)	Investment Adviser:	Seeks reasonable income.
Fidelity Management & Research Company
Subadviser:
FMR Co., Inc.
Fidelity® VIP Growth Portfolio (Intial Class)	Investment Adviser:	Seeks to achieve capital appreciation.
Fidelity Management & Research Company
Subadviser:
FMR Co., Inc.
Fidelity® VIP High Income Portfolio (Service Class)	Investment Adviser:	Seeks a high level of current income while also considering growth of capital.
Fidelity Management & Research Company
Subadvisers:
Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	Investment Adviser:	Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity Management & Research Company
Subadviser:
Fidelity Investments Money Management, Inc.

135856	Page 10 of 17	April 2005

Fund Name	Investment Adviser/Subadviser	Investment Objective
Fidelity® VIP Overseas Portfolio (Initial Class)	Investment Adviser:	Seeks long-term growth of capital.
Fidelity Management & Research Company
Subadvisers:
Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited; FMR Co., Inc.
ING AIM Mid Cap Growth Portfolio (Class S)	Investment Adviser:	Seeks capital appreciation.
Directed Services, Inc.
Subadviser:
A I M Capital Management, Inc.
ING Alliance Mid Cap Growth Portfolio (Class I)	Investment Adviser:	Seeks long-term total return.
Directed Services, Inc.
Subadviser:
Alliance Capital Management, L.P.
ING Evergreen Health Sciences Portfolio (Class S)	Investment Adviser:	A non-diversified Portfolio that seeks long-term capital growth.
Directed Services, Inc.
Subadviser:
Evergreen Investment Management Company, LLC
ING Evergreen Omega Portfolio (Class I)	Investment Adviser:	Seeks long-term capital growth.
Directed Services, Inc.
Subadviser:
Evergreen Investment Management Company, LLC
ING FMRSM Earnings Growth Portfolio (Class I)	Investment Adviser:	Seeks growth of capital over the long term.
Directed Services, Inc.
Subadviser:
Fidelity Management & Research Co.
ING Global Resources Portfolio (Class I)	Investment Adviser:	A non-diversified Portfolio that seeks long-term capital appreciation.
Directed Services, Inc.
Subadviser:
Baring International Investment Limited
ING JP Morgan Small Cap Equity Portfolio (Class I)	Investment Adviser:	Seeks capital growth over the long term.
Directed Services, Inc.
Subadviser:
J.P. Morgan Investment Management Inc.
ING JP Morgan Value Opportunities Portfolio (Class S)	Investment Adviser:	Seeks to provide long-term capital appreciation.
Directed Services, Inc.
Subadviser:
J.P. Morgan Investment Management Inc.
ING Julius Baer Foreign Portfolio (Class I)	Investment Adviser:	Seeks long-term growth of capital.
Directed Services, Inc.
Subadviser:
Julius Baer Investment Management, LLC

135856	Page 11 of 17	April 2005

Fund Name	Investment Adviser/Subadviser	Investment Objective
ING Legg Mason Value Portfolio (Class I)	Investment Adviser:	A non-diversified portfolio that seeks long-term growth of capital.
Directed Services, Inc.
Subadviser:
Legg Mason Funds Management, Inc.
ING Limited Maturity Bond Portfolio (Class S)	Investment Adviser:

  Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors indicate that capital appreciation may be available without significant risk to principal.

Directed Services, Inc.
Subadviser:
ING Investment Management Co.
ING Liquid Assets Portfolio (Class I)	Investment Adviser:	Seeks high level of current income consistent with the preservation of capital and liquidity.
Directed Services, Inc.
Subadviser:
ING Investment Management Co.
ING Marsico Growth Portfolio (Class I)	Investment Adviser:	Seeks capital appreciation.
Directed Services, Inc.
Subadviser:
Marsico Capital Management, LLC
ING Marsico International Opportunities Portfolio (Class S)	Investment Adviser:	Seeks long-term growth of capital.
Directed Services, Inc.
Subadviser:
Marsico Capital Management, LLC
ING Mercury Focus Value Portfolio (Class I)	Investment Adviser:	Seeks long-term growth of capital.
Directed Services, Inc.
Subadviser:
Mercury Advisors
ING Mercury Large Cap Growth Portfolio (Class S)	Investment Adviser:	Seeks long-term growth of capital.
Directed Services, Inc.
Subadviser:
Mercury Advisors
ING MFS Mid-Cap Growth Portfolio (Class I)	Investment Adviser:	Seeks long-term growth of capital.
Directed Services, Inc.
Subadviser:
Massachusetts Financial Services Company
ING MFS Total Return Portfolio (Class I)	Investment Adviser:	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital.
Directed Services, Inc.
Subadviser:
Massachusetts Financial Services Company
ING MFS Utilities Portfolio (Class S)	Investment Adviser:	A non-diversified portfolio that seeks capital growth and current income.
Directed Services, Inc.
Subadviser:
Massachusetts Financial Services Company
ING Oppenheimer Main Street Portfolio® (Class I)	Investment Adviser:	Seeks long-term growth of capital and future income.
Directed Services, Inc.
Subadviser:
OppenheimerFunds, Inc.

135856	Page 12 of 17	April 2005

Fund Name	Investment Adviser/Subadviser	Investment Objective
ING Pioneer Fund Portfolio (Class S)	Investment Adviser:	Seeks reasonable income and capital growth.
Directed Services, Inc.
Subadviser:
Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio (Class I)	Investment Adviser:	Seeks capital appreciation.
Directed Services, Inc.
Subadviser:
Pioneer Investment Management, Inc.
ING Salomon Brothers Investors Portfolio (Class I)	Investment Adviser:	Seeks long-term growth of capital.
Directed Services, Inc.
Subadviser:
Salomon Brothers Asset Management Inc.
ING Stock Index Portfolio (Class I)	Investment Adviser:	Seeks total return.
Directed Services, Inc.
Subadviser:
ING Investment Management Co.
ING T. Rowe Price Capital Appreciation Portfolio (Class I)	Investment Adviser:	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.
Directed Services, Inc.
Subadviser:
T. Rowe Price Associates, Inc.
ING T. Rowe Price Equity Income Portfolio (Class I)	Investment Adviser:	Seeks substantial dividend income as well as long-term growth of capital.
Directed Services, Inc.
Subadviser:
T. Rowe Price Associates, Inc.
ING UBS U.S. Allocation Portfolio (Class S)	Investment Adviser:	Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.
Directed Services, Inc.
Subadviser:
UBS Global Asset Management (Americas) Inc.
ING Van Kampen Equity Growth Portfolio (Class I)	Investment Adviser:	Seeks long-term capital appreciation.
Directed Services, Inc.
Subadviser:
Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)
ING Van Kampen Growth and Income Portfolio (Class S)	Investment Adviser:	Seeks long-term growth of capital and income.
Directed Services, Inc.
Subadviser:
Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)
ING American Century Large Company Value Portfolio (Initial Class)	Investment Adviser:	Seeks long-term capital growth; income is a secondary objective.
ING Life Insurance and Annuity Company
Subadviser:
American Century Investment Management, Inc.

135856	Page 13 of 17	April 2005

Fund Name	Investment Adviser/Subadviser	Investment Objective
ING American Century Select Portfolio (Initial Class)	Investment Adviser:	Seeks long-term capital appreciation.
ING Life Insurance and Annuity Company
Subadviser:
American Century Investment Management, Inc.
ING American Century Small Cap Value Portfolio (Initial Class)	Investment Adviser:	Seeks long-term growth of capital; income is a secondary objective.
ING Life Insurance and Annuity Company
Subadviser:
American Century Investment Management, Inc.
ING Baron Small Cap Growth Portfolio (Initial Class)	Investment Adviser:	Seeks capital appreciation.
ING Life Insurance and Annuity Company
Subadviser:
BAMCO, Inc.
ING Fundamental Research Portfolio (Initial Class)	Investment Adviser:	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.
ING Life Insurance and Annuity Company
Subadviser:
ING Investment Management Co.
ING JP Morgan Mid Cap Value Portfolio (Initial Class)	Investment Adviser:	Seeks growth from capital appreciation.
ING Life Insurance and Annuity Company
Subadviser:
J.P. Morgan Investment Management Inc.
ING Oppenheimer Global Portfolio (Initial Class)	Investment Adviser:	Seeks capital appreciation.
ING Life Insurance and Annuity Company
Subadviser:
OppenheimerFunds, Inc.
ING Oppenheimer Strategic Income Portfolio (Service Class)	Investment Adviser:	Seeks a high level of current income principally derived from interest on debt securities.
ING Life Insurance and Annuity Company
Subadviser:
OppenheimerFunds, Inc.
ING PIMCO Total Return Portfolio (Initial Class)	Investment Adviser:	Seeks maximum total return, consistent with capital preservation and prudent investment management.
ING Life Insurance and Annuity Company
Subadviser:
Pacific Investment Management Company LLC
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)	Investment Adviser:

  Seeks long-term growth of capital. Invests primarily (at least 80% of net assets under normal circumstances) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. May invest in foreign securities (including emerging market securities).

ING Life Insurance and Annuity Company
Subadviser:
Salomon Brothers Asset Management Inc

135856	Page 14 of 17	April 2005

Fund Name	Investment Adviser/Subadviser	Investment Objective
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)	Investment Adviser:	Seeks long-term capital appreciation.
ING Life Insurance and Annuity Company
Subadviser:
T. Rowe Price Associates, Inc.
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	Investment Adviser:	Seeks long-term growth of capital and future income.
ING Life Insurance and Annuity Company
Subadviser:
UBS Global Asset Management (Americas) Inc.
ING Van Kampen Comstock Portfolio (Initial Class)	Investment Adviser:	Seeks capital growth and income.
NG Life Insurance and Annuity Company
Subadviser:
Morgan Stanley Investment Management Inc. (d/b/a Van Kampen)
ING Van Kampen Equity and Income Portfolio (Initial Class)	Investment Adviser:	Seeks total return, consisting of long-term capital appreciation and current income.
ING Life Insurance and Annuity Company
Subadviser:
Morgan Stanley Investment Management Inc. (d/b/a Van Kampen)
ING VP Intermediate Bond Portfolio (Class I)	Investment Adviser:	Seeks to maximize total return consistent with reasonable risk.
ING Investments, LLC
Subadviser:
ING Investment Management Co.
ING VP Strategic Allocation Balanced Portfolio (Class I)	Investment Adviser:	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
ING Investments, LLC
Subadviser:
ING Investment Management Co.
ING VP Strategic Allocation Growth Portfolio (Class I)	Investment Adviser:	Seeks to provide capital appreciation.
ING Investments, LLC
Subadviser:
ING Investment Management Co.
ING VP Strategic Allocation Income Portfolio (Class I)	Investment Adviser:	Seeks to provide total return consistent with preservation of capital.
ING Investments, LLC
Subadviser:
ING Investment Management Co.
ING VP Index Plus LargeCap Portfolio (Class I)	Investment Adviser:	Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.
ING Investments, LLC
Subadviser:
ING Investment Management Co.
ING VP Index Plus MidCap Portfolio (Class I)	Investment Adviser:	Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.
ING Investments, LLC
Subadviser:
ING Investment Management Co.

135856	Page 15 of 17	April 2005

Fund Name	Investment Adviser/Subadviser	Investment Objective
ING VP Index Plus SmallCap Portfolio (Class I)	Investment Adviser:	Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P SmallCap 600 Index), while maintaining a market level of risk.
ING Investments, LLC
Subadviser:
ING Investment Management Co.
ING VP High Yield Bond Portfolio (Class I)	Investment Adviser:	Seeks to provide investors with a high level of current income and total return.
ING Investments, LLC
Subadviser:
ING Investment Management Co.
ING VP MagnaCap Portfolio (Class I)	Investment Adviser:	Seeks growth of capital.
ING Investments, LLC
Subadviser:
ING Investment Management Co.
ING VP MidCap Opportunities Portfolio (Class I)	Investment Adviser:	Seeks long-term capital appreciation.
ING Investments, LLC
Subadviser:
ING Investment Management Co.
ING VP Real Estate Portfolio (Class S)	Investment Adviser:	Seeks total return.
ING Investments, LLC
Subadviser:
ING Clarion Real Estate Securities L.P.
ING VP SmallCap Opportunities Portfolio (Class I)	Investment Adviser:	Seeks long-term capital appreciation.
ING Investments, LLC
Subadviser:
ING Investment Management Co.
Janus Aspen Series - International Growth Portfolio (Service Shares)	Investment Adviser:	Seeks long-term growth of capital.
Janus Capital
Neuberger Berman AMT Growth Portfolio (Class I)	Investment Adviser:	Seeks growth of capital.
Neuberger Berman Management Inc.
Subadviser:
Neuberger Berman, LLC
Neuberger Berman AMT Limited Maturity Bond Portfolio (Class I)	Investment Adviser:	Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Management Inc.
Subadviser:
Neuberger Berman, LLC
Neuberger Berman AMT Socially Responsive Portfolio (Class I)	Investment Adviser:	Seeks growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Neuberger Berman Management Inc.
Subadviser:
Neuberger Berman, LLC
Pioneer Mid Cap Value VCT Portfolio (Class I)	Investment Adviser:	Seeks capital appreciation.
Pioneer Investment Management, Inc.
Pioneer Small Cap Value VCT Portfolio (Class I)	Investment Adviser:	Seeks capital growth.
Pioneer Investment Management, Inc.

135856	Page 16 of 17	April 2005

Fund Name	Investment Adviser/Subadviser	Investment Objective
Putnam VT Growth and Income Fund (Class IB)	Investment Adviser:	Seeks capital growth and current income.
Putnam Investment Management, LLC
Putnam VT New Opportunities Fund (Class IB)	Investment Adviser:	Seeks long-term capital appreciation.
Putnam Investment Management, LLC
Putnam VT Small Cap Value Fund (Class IB)	Investment Adviser:	Seeks capital appreciation.
Putnam Investment Management, LLC
Putnam VT Voyager Fund (Class IB)	Investment Adviser:	Seeks capital appreciation.
Putnam Investment Management, LLC
Van Eck Worldwide Bond Fund	Investment Adviser:	Seeks high total return.
Van Eck Associates Corporation
Van Eck Worldwide Emerging Markets Fund	Investment Adviser:	Seeks long-term capital appreciation.
Van Eck Associates Corporation
Van Eck Worldwide Hard Assets Fund	Investment Adviser:	Seeks long-term capital appreciation
Van Eck Associates Corporation
Van Eck Worldwide Real Estate Fund	Investment Adviser:	Seeks to maximize return.
Van Eck Associates Corporation

135856	Page 17 of 17	April 2005

STRATEGIC ADVANTAGE AND STRATEGIC ADVANTAGE II
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
issued by
Security Life of Denver Insurance Company
and its
Security Life Separate Account L1

M Funds Supplement Dated April 29, 2005,
to the Prospectus dated May 1, 2002

This Supplement adds certain information to your Prospectus, dated May 1, 2002. Please read it carefully and keep it with your Prospectus for future reference.
______________________________________________________________________

  Investment Portfolios. Four additional funds are currently available through your Policy: Brandes International Equity Fund; Business Opportunity Value Fund; Frontier Capital Appreciation Fund; and Turner Core Growth Fund. For a more complete description of these funds' investments, risks, costs and expenses, please see the accompanying prospectus for each fund.

  Your policy's prospectus and the fund prospectuses can be requested by calling our Customer Service Center toll-free at 1-877-253-5050. These prospectuses contain information about your policy's investment options and the various fund fees and charges. Please read your policy's prospectus and the fund prospectuses carefully before investing.

* * * * * * * * * * * * * * * * *

The following information is added to the Fund Expense Table on page 7 of the prospectus:

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
M Fund, Inc. Brandes International Equity Fund [17]	0.70%	N/A	0.22%	0.92%	0.00%	0.92%
M Fund, Inc. Business Opportunity Value Fund [17]	0.65%	N/A	0.62%	1.27%	0.37%	0.90%
M Fund, Inc. Frontier Capital Appreciation Fund [17]	0.90%	N/A	0.19%	1.09%	0.00%	1.09%
M Fund, Inc. Turner Core Growth Fund [17]	0.45%	N/A	0.21%	0.66%	0.00%	0.66%

[17]

  For the period ending May 1, 2005 to April 30, 2006, the adviser has contractually agreed to reimburse the Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets. Fees and expenses shown are for the year ended December 31, 2004. Future fees and expenses may be different.

135842	Page 1 of 2	April 2005

The following information is added to the Investment Portfolio Objectives on page 15 of the prospectus:
Fund Name	Investment Adviser/Subadviser	Investment Objective
M Fund Brandes International Equity Fund	Investment Adviser:	Seeks to provide long-term capital appreciation.
M Financial Investment Advisers, Inc.
Sub-Adviser:
Brandes Investment Partners, LLC
M Fund Business Opportunity Value Fund	Investment Adviser:	Seeks to provide long-term capital appreciation.
M Financial Investment Advisers, Inc.
Sub-Adviser:
Iridian Asset Management LLC
M Fund Frontier Capital Appreciation Fund	Investment Adviser:	Seeks to provide maximum capital appreciation.
M Financial Investment Advisers, Inc.
Sub-Adviser:
Frontier Capital Management Company, LLC
M Fund Turner Core Growth Fund	Investment Adviser:	Seeks to provide long-term capital appreciation.
M Financial Investment Advisers, Inc.
Sub-Adviser:
Turner Investment Partners, Inc.

135842	Page 2 of 2	April 2005